Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2023
Registrant Name	dei_EntityRegistrantName	VANGUARD VALLEY FORGE FUNDS
CIK	dei_EntityCentralIndexKey	0000889519
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Apr. 25, 2024
Document Effective Date	dei_DocumentEffectiveDate	Apr. 26, 2024
Prospectus Date	rr_ProspectusDate	Apr. 26, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A